Equity-Based Compensation Plans And Employee Benefit Plans (Summary Of Service-Based And Performance-Based Awards) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2014
Service-Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Unvested at December 31, 2013, Number of Phantom Units	105,385
Unvested at December 31, 2013, Average Grant Date Fair Value	$ 35.42
Unvested at December 31, 2013, Total Value	$ 3,733
Granted, Number of Phantom Units	43,225
Granted, Average Grant Date Fair Value	$ 54.05
Granted, Total Value	$ 2,336
Forfeited, Number of Phantom Units	(4,599)
Forfeited, Average Grant Date Fair Value	$ 43.19
Forfeited, Total Value	$ (199)
Settled, Number of Phantom Units	(31,188)
Settled, Average Grant Date Fair Value	$ 27.11
Settled, Total Value	$ (846)
Unvested at December 31, 2014, Number of Phantom Units	112,823.000
Unvested at December 31, 2014, Average Grant Date Fair Value	$ 44.53
Unvested at December 31, 2014, Total Value	$ 5,024
Performance-Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Unvested at December 31, 2013, Number of Phantom Units	334,969
Unvested at December 31, 2013, Average Grant Date Fair Value	$ 35.79
Unvested at December 31, 2013, Total Value	$ 11,989
Granted, Number of Phantom Units	82,763
Granted, Average Grant Date Fair Value	$ 54.18
Granted, Total Value	$ 4,484
Forfeited, Number of Phantom Units	(6,899)
Forfeited, Average Grant Date Fair Value	$ 43.20
Forfeited, Total Value	$ (298)
Settled, Number of Phantom Units	(96,988)
Settled, Average Grant Date Fair Value	$ (28.21)
Settled, Total Value	$ 2,736
Unvested at December 31, 2014, Number of Phantom Units	313,845.000
Unvested at December 31, 2014, Average Grant Date Fair Value	$ 42.82
Unvested at December 31, 2014, Total Value	$ 13,439